First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 11.6%
1,628	Exact Sciences Corp. (a)	$91,477
999	Myriad Genetics, Inc. (a)	13,696
849	Natera, Inc. (a)	134,397
500	Twist Bioscience Corp. (a)	23,235
825	Veracyte, Inc. (a)	32,670
		295,475
	Health Care Equipment & Supplies — 53.1%
423	Align Technology, Inc. (a)	88,200
1,436	Alphatec Holdings, Inc. (a)	13,182
2,897	Dexcom, Inc. (a)	225,300
325	Establishment Labs Holdings, Inc. (a)	14,973
1,345	Globus Medical, Inc., Class A (a)	111,245
1,236	Hologic, Inc. (a)	89,103
351	Inspire Medical Systems, Inc. (a)	65,068
495	Insulet Corp. (a)	129,230
408	Intuitive Surgical, Inc. (a)	212,960
279	iRhythm Technologies, Inc. (a)	25,157
471	Masimo Corp. (a)	77,856
532	PROCEPT BioRobotics Corp. (a)	42,837
583	QuidelOrtho Corp. (a)	25,973
820	ResMed, Inc.	187,526
678	Tandem Diabetes Care, Inc. (a)	24,421
350	TransMedics Group, Inc. (a)	21,822
		1,354,853
	Health Care Providers & Services — 6.8%
1,481	Guardant Health, Inc. (a)	45,245
2,401	Hims & Hers Health, Inc. (a)	58,056
1,634	LifeStance Health Group, Inc. (a)	12,043
1,344	NeoGenomics, Inc. (a)	22,149
1,143	Privia Health Group, Inc. (a)	22,346
818	Progyny, Inc. (a)	14,110
		173,949
	Health Care Technology — 12.0%
1,490	Doximity, Inc., Class A (a)	79,551
634	Schrodinger, Inc. (a)	12,230
2,039	Teladoc Health, Inc. (a)	18,535
928	Veeva Systems, Inc., Class A (a)	195,112
		305,428
	Insurance — 1.2%
2,191	Oscar Health, Inc., Class A (a)	29,447
Shares	Description	Value

	Life Sciences Tools & Services — 15.3%
1,088	10X Genomics, Inc., Class A (a)	$15,624
1,642	Adaptive Biotechnologies Corp. (a)	9,844
1,345	Cytek Biosciences, Inc. (a)	8,729
764	Illumina, Inc. (a)	102,093
798	IQVIA Holdings, Inc. (a)	156,815
2,197	QIAGEN N.V.	97,832
		390,937
	Total Common Stocks	2,550,089
	(Cost $2,536,873)
MONEY MARKET FUNDS — 0.1%
1,532	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	1,532
	(Cost $1,532)

	Total Investments — 100.1%	2,551,621
	(Cost $2,538,405)
	Net Other Assets and Liabilities — (0.1)%	(1,461)
	Net Assets — 100.0%	$2,550,160

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,550,089	$ 2,550,089	$ —	$ —
Money Market Funds	1,532	1,532	—	—
Total Investments	$2,551,621	$2,551,621	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Communications Equipment — 1.3%
13,507	Sercomm Corp. (TWD)	$50,263
	Electronic Equipment, Instruments & Components — 5.7%
1,777	Amphenol Corp., Class A	123,412
87,064	AUO Corp. (TWD)	38,905
6,312	Sunny Optical Technology Group Co., Ltd. (HKD)	55,955
		218,272
	Entertainment — 33.5%
2,132	Capcom Co., Ltd. (JPY)	47,072
3,730	DeNA Co., Ltd. (JPY)	74,318
808	Electronic Arts, Inc.	118,211
2,182	GungHo Online Entertainment, Inc. (JPY)	46,235
4,236	Koei Tecmo Holdings Co., Ltd. (JPY)	49,980
2,362	Mixi, Inc. (JPY)	45,785
6,452	NetEase, Inc. (HKD)	114,973
157	Netflix, Inc. (b)	139,937
1,014	Netmarble Corp. (KRW) (b) (c) (d)	35,610
6,212	Nexon Co., Ltd. (JPY)	93,825
2,140	Nintendo Co., Ltd. (JPY)	125,997
2,771	ROBLOX Corp., Class A (b)	160,330
1,110	Square Enix Holdings Co., Ltd. (JPY)	43,364
747	Take-Two Interactive Software, Inc. (b)	137,508
3,152	Ubisoft Entertainment S.A. (EUR) (b)	42,935
		1,276,080
	Health Care Technology — 1.1%
4,730	Teladoc Health, Inc. (b)	42,996
	Household Durables — 3.4%
6,070	Sony Group Corp. (JPY)	129,968
	Interactive Media & Services — 8.9%
196	Meta Platforms, Inc., Class A	114,760
10,762	Snap, Inc., Class A (b)	115,907
2,000	Tencent Holdings Ltd. (HKD)	107,382
		338,049
	Semiconductors & Semiconductor Equipment — 23.9%
699	Advanced Micro Devices, Inc. (b)	84,432
4,941	Intel Corp.	99,067
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,483	Microchip Technology, Inc.	$85,050
1,085	Micron Technology, Inc.	91,314
851	NVIDIA Corp.	114,281
681	QUALCOMM, Inc.	104,615
4,099	STMicroelectronics N.V. (EUR)	101,945
618	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	122,049
567	Texas Instruments, Inc.	106,318
		909,071
	Software — 14.4%
228	Adobe, Inc. (b)	101,387
9,511	Matterport, Inc. (b)	45,082
276	Microsoft Corp.	116,334
215	Synopsys, Inc. (b)	104,352
2,150	Unity Software, Inc. (b)	48,311
1,619	Zoom Communications, Inc. (b)	132,127
		547,593
	Technology Hardware, Storage & Peripherals — 7.7%
501	Apple, Inc.	125,460
37,639	Xiaomi Corp., Class B (HKD) (b) (c) (d)	167,195
		292,655
	Total Common Stocks	3,804,947
	(Cost $3,750,792)
MONEY MARKET FUNDS — 0.1%
3,412	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (e)	3,412
	(Cost $3,412)

	Total Investments — 100.0%	3,808,359
	(Cost $3,754,204)
	Net Other Assets and Liabilities — (0.0)%	(538)
	Net Assets — 100.0%	$3,807,821

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	60.8%
Japan	17.2
Cayman Islands	11.7
Taiwan	5.6
Netherlands	2.7
France	1.1
South Korea	0.9
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	64.0%
JPY	17.2
HKD	11.7
EUR	3.8
TWD	2.4
KRW	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,804,947	$ 3,804,947	$ —	$ —
Money Market Funds	3,412	3,412	—	—
Total Investments	$3,808,359	$3,808,359	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Brazil — 15.4%
253,246	B3 S.A. - Brasil Bolsa Balcao (BRL)	$423,043
60,154	Banco BTG Pactual S.A. (BRL)	264,848
29,891	BB Seguridade Participacoes S.A. (BRL)	175,054
31,643	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	453,298
220,353	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	396,274
128,620	Gerdau S.A. (Preference Shares) (BRL)	377,666
239,643	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,192,037
271,526	Itausa S.A. (Preference Shares) (BRL)	388,092
73,050	PRIO S.A. (BRL) (c)	474,754
146,679	Raia Drogasil S.A. (BRL)	522,340
140,284	WEG S.A. (BRL)	1,198,279
		5,865,685
	Cayman Islands — 0.2%
884	Alchip Technologies Ltd. (TWD)	88,442
	Chile — 0.6%
1,983,351	Banco de Chile (CLP)	225,452
	Czech Republic — 1.5%
15,016	CEZ A/S (CZK)	590,694
	Greece — 1.4%
113,391	Eurobank Ergasias Services and Holdings S.A. (EUR)	261,927
34,227	National Bank of Greece S.A. (EUR)	271,578
		533,505
	Mexico — 8.1%
46,546	Coca-Cola Femsa S.A.B. de C.V. (MXN)	361,613
34,620	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	608,585
132,234	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	849,618
477,889	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,258,037
		3,077,853
	Philippines — 5.5%
649,500	Ayala Land, Inc. (PHP)	294,181
118,630	BDO Unibank, Inc. (PHP)	295,319
Shares	Description	Value

	Philippines (Continued)
97,110	International Container Terminal Services, Inc. (PHP)	$648,015
54,170	SM Investments Corp. (PHP)	841,885
		2,079,400
	Poland — 8.2%
9,629	Bank Polska Kasa Opieki S.A. (PLN)	321,495
4,450	Dino Polska S.A. (PLN) (c) (d) (e)	419,982
12,696	KGHM Polska Miedz S.A. (PLN)	353,504
97	LPP S.A. (PLN)	365,200
54,135	ORLEN S.A. (PLN)	618,656
39,329	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	569,053
26,062	Powszechny Zaklad Ubezpieczen S.A. (PLN)	289,255
1,527	Santander Bank Polska S.A. (PLN)	169,182
		3,106,327
	South Africa — 17.0%
35,983	Absa Group Ltd. (ZAR)	361,808
28,643	Bid Corp., Ltd. (ZAR)	653,524
29,288	Bidvest Group Ltd. (ZAR)	409,213
3,682	Capitec Bank Holdings Ltd. (ZAR)	611,546
20,716	Clicks Group Ltd. (ZAR)	409,572
24,213	Discovery Ltd. (ZAR)	249,902
212,331	FirstRand Ltd. (ZAR)	854,669
78,947	Gold Fields Ltd. (ZAR)	1,033,732
77,099	Impala Platinum Holdings Ltd. (ZAR) (c)	358,505
22,238	Nedbank Group Ltd. (ZAR)	331,969
53,379	OUTsurance Group Ltd. (ZAR)	188,101
75,643	Sanlam Ltd. (ZAR)	348,247
57,761	Standard Bank Group Ltd. (ZAR)	678,762
		6,489,550
	South Korea — 18.7%
3,971	Celltrion, Inc. (KRW)	505,765
7,462	Hana Financial Group, Inc. (KRW)	287,907
540	HD Hyundai Electric Co., Ltd. (KRW)	140,122
1,516	Hyundai Mobis Co., Ltd. (KRW)	243,544
8,722	KB Financial Group, Inc. (KRW)	491,155
6,046	Kia Corp. (KRW)	413,567
278	Korea Zinc Co., Ltd. (KRW)	189,972
710	Krafton, Inc. (KRW) (c)	150,715
3,665	NAVER Corp. (KRW) (c)	495,173

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
481	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	$310,070
1,398	Samsung Electro-Mechanics Co., Ltd. (KRW)	117,564
72,405	Samsung Electronics Co., Ltd. (KRW)	2,616,544
907	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	220,874
2,006	Samsung Life Insurance Co., Ltd. (KRW)	129,178
1,364	Samsung SDI Co., Ltd. (KRW)	229,318
12,683	Shinhan Financial Group Co., Ltd. (KRW)	410,519
16,291	Woori Financial Group, Inc. (KRW)	170,086
		7,122,073
	Taiwan — 23.2%
5,965	Accton Technology Corp. (TWD)	140,644
5,611	Advantech Co., Ltd. (TWD)	59,303
40,056	ASE Technology Holding Co., Ltd. (TWD)	197,931
3,346	Asia Vital Components Co., Ltd. (TWD)	63,584
8,184	Asustek Computer, Inc. (TWD)	153,772
7,352	Catcher Technology Co., Ltd. (TWD)	43,505
106,490	Cathay Financial Holding Co., Ltd. (TWD)	221,851
50,813	Compal Electronics, Inc. (TWD)	58,354
211,566	CTBC Financial Holding Co., Ltd. (TWD)	252,321
22,772	Delta Electronics, Inc. (TWD)	299,024
9,494	E Ink Holdings, Inc. (TWD)	79,058
173,564	E.Sun Financial Holding Co., Ltd. (TWD)	142,676
840	eMemory Technology, Inc. (TWD)	85,961
138,543	First Financial Holding Co., Ltd. (TWD)	114,521
97,906	Fubon Financial Holding Co., Ltd. (TWD)	269,667
117,547	Hua Nan Financial Holdings Co., Ltd. (TWD)	93,759
3,080	International Games System Co., Ltd. (TWD)	91,504
200,435	KGI Financial Holding Co., Ltd. (TWD)	105,156
1,142	Largan Precision Co., Ltd. (TWD)	93,180
26,696	Lite-On Technology Corp. (TWD)	81,022
Shares	Description	Value

	Taiwan (Continued)
17,045	MediaTek, Inc. (TWD)	$735,673
140,307	Mega Financial Holding Co., Ltd. (TWD)	165,623
6,859	Novatek Microelectronics Corp. (TWD)	105,026
22,814	Pegatron Corp. (TWD)	63,951
3,218	PharmaEssentia Corp. (TWD) (c)	60,366
32,913	Quanta Computer, Inc. (TWD)	288,125
5,760	Realtek Semiconductor Corp. (TWD)	99,793
50,318	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	60,779
133,985	SinoPac Financial Holdings Co., Ltd. (TWD)	93,589
145,105	Taishin Financial Holding Co., Ltd. (TWD)	77,013
126,477	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	93,745
112,131	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	3,676,763
15,257	Unimicron Technology Corp. (TWD)	65,617
142,973	United Microelectronics Corp. (TWD)	187,741
841	Voltronic Power Technology Corp. (TWD)	47,713
33,390	Wistron Corp. (TWD)	105,921
1,162	Wiwynn Corp. (TWD)	92,862
152,147	Yuanta Financial Holding Co., Ltd. (TWD)	157,788
		8,824,881
	Total Common Stocks	38,003,862
	(Cost $39,483,585)
MONEY MARKET FUNDS — 0.0%
220	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	220
	(Cost $220)

	Total Investments — 99.8%	38,004,082
	(Cost $39,483,805)
	Net Other Assets and Liabilities — 0.2%	95,147
	Net Assets — 100.0%	$38,099,229

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	33.9%
Information Technology	25.9
Industrials	10.2
Consumer Staples	9.5
Materials	6.1
Utilities	3.8
Energy	2.9
Consumer Discretionary	2.7
Health Care	2.3
All Other	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	23.4%
KRW	18.7
ZAR	17.1
BRL	15.4
PLN	8.2
MXN	8.1
PHP	5.5
CZK	1.6
EUR	1.4
CLP	0.6
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,003,862	$ 38,003,862	$ —	$ —
Money Market Funds	220	220	—	—
Total Investments	$38,004,082	$38,004,082	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Broadline Retail — 8.7%
611	Amazon.com, Inc. (b)	$134,047
	Communications Equipment — 2.2%
244	Arista Networks, Inc. (b)	26,969
92	Juniper Networks, Inc.	3,445
394	Viavi Solutions, Inc. (b)	3,980
		34,394
	Electrical Equipment — 0.7%
91	Vertiv Holdings Co., Class A	10,339
	Interactive Media & Services — 15.7%
682	Alphabet, Inc., Class A	129,103
191	Meta Platforms, Inc., Class A	111,832
		240,935
	IT Services — 4.5%
18	MongoDB, Inc. (b)	4,191
79	Okta, Inc. (b)	6,225
291	Shopify, Inc., Class A (CAD) (b)	30,972
147	Snowflake, Inc., Class A (b)	22,698
22	Wix.com Ltd. (b)	4,720
		68,806
	Semiconductors & Semiconductor Equipment — 32.0%
333	Advanced Micro Devices, Inc. (b)	40,223
11	ASM International N.V. (EUR)	6,367
69	ASML Holding N.V. (EUR)	48,509
68	Astera Labs, Inc. (b)	9,007
29	BE Semiconductor Industries N.V. (EUR)	3,974
323	Broadcom, Inc.	74,884
215	Marvell Technology, Inc.	23,747
336	MediaTek, Inc. (TWD)	14,502
276	Micron Technology, Inc.	23,228
12	Monolithic Power Systems, Inc.	7,101
912	NVIDIA Corp.	122,473
278	QUALCOMM, Inc.	42,706
120	SK Hynix, Inc. (KRW)	14,175
1,868	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	61,252
		492,148
	Software — 35.3%
112	Adobe, Inc. (b)	49,804
39	Atlassian Corp., Class A (b)	9,492
111	Box, Inc., Class A (b)	3,508
148	C3.ai, Inc., Class A (b)	5,096
Shares	Description	Value

	Software (Continued)
68	Cadence Design Systems, Inc. (b)	$20,431
57	Crowdstrike Holdings, Inc., Class A (b)	19,503
141	Datadog, Inc., Class A (b)	20,147
140	Dropbox, Inc., Class A (b)	4,206
72	Dynatrace, Inc. (b)	3,913
71	Gitlab, Inc., Class A (b)	4,001
68	Intuit, Inc.	42,738
274	Microsoft Corp.	115,491
334	Oracle Corp.	55,658
1,004	Palantir Technologies, Inc., Class A (b)	75,933
28	Qualys, Inc. (b)	3,926
147	SentinelOne, Inc., Class A (b)	3,263
62	ServiceNow, Inc. (b)	65,727
38	Synopsys, Inc. (b)	18,444
62	Trend Micro, Inc. (JPY)	3,376
285	UiPath, Inc., Class A (b)	3,622
120	Zoom Communications, Inc. (b)	9,793
23	Zscaler, Inc. (b)	4,149
		542,221
	Technology Hardware, Storage & Peripherals — 0.6%
51	NetApp, Inc.	5,920
125	Super Micro Computer, Inc. (b)	3,810
		9,730

	Total Investments — 99.7%	1,532,620
	(Cost $1,487,299)
	Net Other Assets and Liabilities — 0.3%	4,712
	Net Assets — 100.0%	$1,537,332

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,532,620	$ 1,532,620	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Emerging Markets Human Flourishing ETF
First Trust Bloomberg Artificial Intelligence ETF
“Bloomberg®”, Emerging Markets Human Flourishing Index, and Bloomberg Artificial Intelligence Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.